Cash flow hedging reserve	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves and Other Equity Interest [Abstract]
Cash flow hedging reserve
Share-based compensation reserve
Successor
The Company's discretionary share award scheme, the LTIP, enables the Company’s Compensation Committee to make grants (“Awards”) in the form of rights over ordinary shares, to any Director, Non-Executive Director or employee of the Company. However, it is the Committee’s current intention that Awards be granted only to Directors and senior management, whilst recognizing a separate annual Restricted Stock Award for Non-Executive Directors.
All Awards are to be settled by physical delivery of shares. Note 8b sets out the Non-Executive Director and Director and Senior Management Restricted share awards.
Non-Executive Director Restricted Share Awards
The Non-Executive Directors restricted share awards, granted at a share price of $11.50 on December 7, 2015, vested on June 16, 2016 and 23,212 ordinary shares were issued in July at a share price of $8.98, resulting in a €0.3 million reduction in the share based compensation reserve for the year ended December 31, 2016.
The Non-Executive Directors restricted share awards granted at a share price of $8.98 on June 16, 2016 vested on June 19, 2017 and were issued at a share price of $14.38, resulting in a €0.3 million increase in the share based compensation reserve. Of the total 55,680 number of shares vesting, 9,384 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares for the year ended December 31, 2017.
On June 19, 2017, current Non-Executive Directors were granted 41,724 restricted share awards at a share price of $14.38. On August 22, 2017, two new Non-Executive Directors were granted a pro-rata 11,774 restricted share awards at the same share price and vesting conditions as the previous grant.
The total charge within the Statement of Consolidated Profit or Loss for the year ended December 31, 2017 for Non-Executive Director stock compensation awards was €0.8 million and €0.6 million for the year ended December 31, 2016. The Director and senior management stock compensation charge reported within the Consolidated Statement of Profit or Loss for the year ended December 31, 2017 was €1.8 million (year ended December 31, 2016: €0.6 million).

Share based compensation reserve
€m
Balance as of January 1, 2017	1.0
Non-Executive Director restricted share awards charge	0.8
Directors and Senior Management share awards charge	1.8
Vesting of Non-Executive Director restricted shares	(0.7)
Balance as of December 31, 2017	2.9
Founder Preferred Shares Dividend Reserve
Nomad has issued Founder Preferred Shares to its Founder Entities. A summary of the key terms of the Founder Preferred Shares is set out in Note 25.
The Founder Preferred Shares Annual Dividend Amount is structured to provide a dividend based on the future appreciation of the market value of the ordinary shares, thus aligning the interests of the Founders with those of the investors on a long term basis. Commencing in 2015, the Founder Preferred Share Annual Dividend Amount became payable because the Company’s volume weighted average ordinary share price was above $11.50 for the last ten consecutive trading days of the 2015 financial year.
Accordingly, the conditions of the Founder Preferred Shares Annual Dividend Amount for 2015 were met. On January 12, 2016, the Company's Board of Directors approved a share dividend (the “Founder Preferred Share Dividend”) of an aggregate of 3,620,510 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to the initial public offering price of $10.00 multiplied by 140,220,619 (the “Preferred Share Dividend Equivalent”). The Preferred Share Dividend Equivalent is equal to the number of ordinary shares outstanding immediately following the Iglo Acquisition, but excluding the 13.7 million ordinary shares issued to the seller of the Iglo Group. The dividend price (“Dividend Price”) used to calculate the Annual Dividend Amount was $11.4824 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2015) and the ordinary shares underlying the Founder Preferred Share Dividend were issued on January 12, 2016.
The conditions of the Founder Preferred Shares Annual Dividend Amount for 2016 were not met and consequently no Founder Preferred Share Dividend was approved for issue.
The conditions of the Founder Preferred Shares Annual Dividend Amount for 2017 were met. On December 29, 2017, the Company’s Board of Directors approved a share dividend of an aggregate of 8,705,890 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2015 dividend price of $11.4824 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $16.6516 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2017) and the ordinary shares underlying the Founder Preferred Share Dividend were issued on January 2, 2018.
In future years, the Preferred Shares Annual Dividend amount will be determined with reference to the Dividend Determination Period of a financial year, ie the last ten consecutive trading days and calculated as 20% of the increase in the volume weighted average share price of our ordinary shares across the determination period compared to the highest price previously used in calculating the Founder Preferred Share Annual Dividend Amounts multiplied by the Annual Dividend Amount (currently $16.6516). The Founder Preferred Shares Annual Dividend Amount is paid for so long as the Founder Preferred Shares remain outstanding. The Founder Preferred Shares automatically convert on the last day of the seventh full financial year following completion of the acquisition of the Iglo Group or upon a change of control, unless in the case of a change of control, the independent Directors determine otherwise.
The amounts used for the purposes of calculating the Founder Preferred Shares Annual Dividend Amount and the relevant numbers of ordinary shares are subject to such adjustments for share splits, share dividends and certain other recapitalization events as the Directors in their absolute discretion determine to be fair and reasonable in the event of a consolidation or sub-division of the ordinary shares in issue, as determined in accordance with Nomad Foods’ Memorandum and Articles of Association.
Dividends on the Founder Preferred Shares are payable until the Founder Preferred Shares are converted into Ordinary Shares. The Founder Preferred Shares automatically convert on a one for one basis (i) on the last day of the seventh full financial year following our acquisition of Iglo Foods (or if such day is not a trading day, the next trading day) or (ii) in the event of a change of control (unless the independent directors of our board of directors determine otherwise). The holders of Founder Preferred Shares may also be converted to Ordinary shares on a one for one basis at the option of the holder. In the event of an automatic conversion, a dividend on the Founder Preferred Shares shall be payable with respect to the shorted dividend year on the trading day immediately prior to the conversion. In the event of an optional conversion by the holder, no dividend on the Founder Preferred Shares shall be payable with respect to the year in which the conversion occurred.

Founder Preferred Shares Dividend Reserve
€m
Balance as of January 1, 2017	493.4
Settlement of dividend through share issue	—
Balance as of December 31, 2017	493.4

Prior to June 1, 2015 the Founder Preferred Shares Annual Dividend Amounts were valued and recognized as a liability under IFRS 2. The fair value of the liability at each balance sheet date was valued using a Monte Carlo simulation and any difference in fair value was recorded as an expense through the Consolidated Statement of Profit or Loss. An expense of €349 million was recognized for the nine months ended December 31, 2015 (€165.8 million for the year ended March 31, 2015).
Upon completion of the acquisition of the Iglo Group on June 1, 2015, the Company intended that the Founder Preferred Shares Annual Dividend Amount would be equity settled. Accordingly, the Founder Preferred Shares Annual Dividend Amount as of June 1, 2015 of €531.5 million (the “Founder Preferred Shares Dividend reserve”) was classified as equity and no further revaluations will be required or recorded.
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations, as well as from the translation of liabilities that hedge the Company’s net investment in a foreign subsidiary.
Cash flow hedging reserve
The hedging reserve comprises the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions that have not yet occurred. The reserve relating to forward currency contracts will be reclassified to the Statement of Profit or Loss within 12 months whilst the reserve relating to the cross currency interest rate swaps will be reclassified over the life of the instruments.
The table below shows the movement in the cash flow hedging reserve during the year or period, including the gains or losses arising on the revaluation of hedging instruments during the year or period and the amount reclassified from other comprehensive income to the Consolidated Statement of Profit or Loss in the year.

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	€m	€m	€m	€m	€m
(Losses)/gains arising in the revaluation of hedge instruments	(76.5)	14.2	1.6	—	—
Less: Gains/(losses) reclassified to the Consolidated Statement of Profit or Loss	60.1	(4.1)	—	—	—
Total	(16.4)	10.1	1.6	—	—